Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 96,873	$ 475,870
Prepaid expenses and other assets	27,426	225,188
Money market funds held in Trust Account	8,436,311
Restricted cash held in Trust Account		41,665,974
TOTAL ASSETS	8,560,610	42,367,032
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,535,084	1,653,120
Income tax payable	23,633	599,159
Shareholder redemption liability		27,842,747
Excise tax payable	56,389
Due to Affiliate	3,315	3,315
Total current liabilities	5,173,421	30,748,341
LONG TERM LIABILITIES
Deferred underwriting fee payable	9,150,000	9,150,000
Total liabilities	14,323,421	39,898,341
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Class A Common stock subject to possible redemption, $0.0001 par value, 764,957 and 1,288,298 shares at redemption value of $11.03 and $10.26 per share as of December 31, 2023 and 2022, respectively	8,436,311	13,468,845
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(14,199,669)	(11,000,701)
Total stockholders’ deficit	(14,199,122)	(11,000,154)
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK, AND STOCKHOLDERS’ DEFICIT	8,560,610	42,367,032
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value	547	88
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value		459
Related Party
CURRENT LIABILITIES
Working capital loan – related party	$ 1,555,000	$ 650,000